Tangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tangible fixed assets
Balance, at the beginning of the year	$ 1,477,458
Balance, at the end of the year	1,276,472	$ 1,477,458
GasLog Ltd. | GasLog Facility
Tangible fixed assets
Notional amount	2,800,000
Cost
Tangible fixed assets
Balance, at the beginning of the year	2,162,904	2,364,508
Additions, net	8,117	9,453
Disposal	(201,842)	(203,884)
Write-off of fully amortized drydocking component	(54)	(7,173)
Balance, at the end of the year	1,969,125	2,162,904
Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(685,446)	(686,737)
Depreciation	(55,782)	(59,424)
Disposal	56,489	53,542
Impairment loss	(7,968)
Write-off of fully amortized drydocking component	54	7,173
Balance, at the end of the year	(692,653)	(685,446)
Vessels
Tangible fixed assets
Balance, at the beginning of the year	1,470,141
Balance, at the end of the year	1,269,155	1,470,141
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the year	2,155,587	2,358,896
Additions, net	8,117	7,748
Disposal	(201,842)	(203,884)
Write-off of fully amortized drydocking component	(54)	(7,173)
Balance, at the end of the year	1,961,808	2,155,587
Vessels | Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(685,446)	(686,737)
Depreciation	(55,782)	(59,424)
Disposal	56,489	53,542
Impairment loss	(7,968)
Write-off of fully amortized drydocking component	54	7,173
Balance, at the end of the year	(692,653)	(685,446)
Other tangible assets
Tangible fixed assets
Balance, at the beginning of the year	7,317
Balance, at the end of the year	7,317	7,317
Other tangible assets | Cost
Tangible fixed assets
Balance, at the beginning of the year	7,317	5,612
Additions, net		1,705
Balance, at the end of the year	$ 7,317	$ 7,317